Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Related Party Transactions

The Company has the following related party transactions:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Balances from non-controlling owners
Receivables	R$	12	R$	7	US$	2

	Year ended December 31,
	2016		2017		2018		USD Total
Income statement amounts	BRL		BRL		BRL		USD
Key management personnel compensation
Compensation and short-term benefits		9.535		19.699		12.882		3.325
Share-based payments		677		4.652		1.510		390

Total	R$	10.212	R$	24.351	R$	14.392	US$	3.715

Financial expenses
Convertible notes interest	R$	—	R$	2.069	R$	0	US$	0